PROPERTY, PLANT AND EQUIPMENT (Details 2) - Aircraft		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		320		315
Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		226		222
Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		94		93
Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		300ER
Number of aircraft		35		36
Boeing 767 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		33		34
Boeing 767 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		2		2
Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		300F
Number of aircraft		10	[1]	10	[2]
Boeing 767 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		9	[1]	8	[2]
Boeing 767 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		1		2
Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		300ER
Number of aircraft		10		10
Boeing 777 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		4		4
Boeing 777 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		6		6
Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		200ER
Number of aircraft		2
Boeing 777 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		2
Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		800
Number of aircraft		10		10
Boeing 787 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		6		6
Boeing 787 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		4		4
Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		900
Number of aircraft		14		14
Boeing 787 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		4		4
Boeing 787 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		10		10
Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		100
Number of aircraft		46		46
Airbus A319 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		37		37
Airbus A319 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		9		9
Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		200
Number of aircraft	[3]	131		131
Airbus A320 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	[3]	97		93
Airbus A320 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		34		38
Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		NEO
Number of aircraft		4		4
Airbus A320 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		1		1
Airbus A320 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		3		3
Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		200
Number of aircraft		49		47
Airbus A321 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		30		30
Airbus A321 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		19		17
Airbus A350 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model		900
Number of aircraft	[4]	9		7
Airbus A350 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	[4]	5		5
Airbus A350 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	[4]	4		2

[1]	One aircraft leased to Aerotransportes Mas de Carga S.A. de C.V. as of December 2018
[2]	One aircraft leased to FEDEX as of December 2017; three aircraft as of December 2016.
[3]	Three aircraft leased to Salam Air and two to Sundair
[4]	Two aircraft leased to Qatar Air. One in operating lease and one in Properties, plant and equipment.